Accounts receivable - Summary of accounts receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Freight and time charter receivables	$ 12,379,000	$ 820,000
Insurance receivables	119,000	905,000
Other receivables	53,000	128,000
Accounts receivable	$ 206,456,000	38,069,000
Expected time period of collections of receivables	1 year
Reserve for credit losses	$ 0
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from related parties	193,905,000	36,216,000
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	98,508,000	16,414,000
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	86,632,000	14,344,000
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	3,104,000	3,079,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	5,661,000	2,379,000
Other related parties | Scorpio Pools
Disclosure of transactions between related parties [line items]
Receivables from related parties	193,905,000	$ 36,216,000
Working capital contributions, related parties	$ 1,300,000